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
                                      Supplement dated December 1, 2008*
                                                                   ------------------------------------------
                                                                                  PRODUCT FORM #
                                                                   ------------------------------------------
  PRODUCT NAME                                                       NATIONAL              NEW YORK
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY(R)                 S-6467 M (5/08)       S-6471 K (5/08)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY(R) -- BAND 3       S-6477 M (5/08)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE(R) VARIABLE               S-6406 L (5/08)       S-6410 H (5/08)
  ANNUITY/RIVERSOURCE RETIREMENT ADVISOR SELECT(R) VARIABLE
  ANNUITY
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE(R) PLUS VARIABLE          S-6273 L (5/08)       S-6362 H (5/08)
  ANNUITY/ RIVERSOURCE RETIREMENT ADVISOR SELECT(R) PLUS VARIABLE
  ANNUITY
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE(R) VARIABLE               S-6407 J (5/08)
  ANNUITY -- BAND 3
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE RETIREMENT ADVISOR 4 ADVANTAGE(R) VARIABLE             S-6503 F (5/08)       S-6504 F (5/08)
  ANNUITY/RIVERSOURCE RETIREMENT ADVISOR 4 SELECT(R) VARIABLE
  ANNUITY/RIVERSOURCE RETIREMENT ADVISOR 4 ACCESS(R) VARIABLE
  ANNUITY
-------------------------------------------------------------------------------------------------------------


This information in this supplement updates and amends certain information contained in your current variable annuity product prospectus. Please read it carefully and keep it with your variable annuity contract product prospectus.

Effective Dec. 1, 2008, Kenwood Capital Management LLC, sub-adviser, will not manage assets of the RVST RiverSource Variable Portfolio -- Small Cap Advantage Fund. The following paragraph replaces its corresponding paragraph in the table under "The Funds" section in the prospectus:




--------------------------------------------------------------------------------------------------------
FUND NAME             INVESTMENT OBJECTIVE AND POLICIES                   INVESTMENT ADVISOR
--------------------------------------------------------------------------------------------------------
RVST RiverSource      Long-term capital growth. Under normal              RiverSource Investments, LLC
Variable              circumstances, the Fund invests at least 80% of
Portfolio -- Small    its net assets are invested in equity securities
Cap Advantage Fund    of companies with market capitalization of up to
                      $2 billion or that fall within the range of the
                      Russell 2000(R) Index at the time of investment.
                      The Fund may invest up to 25% of its net assets
                      in foreign investments.


--------------------------------------------------------------------------------------------------------



THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.

--------------------------------------------------------------------------------
S-6273-13 A (12/08)

* Destroy date: May 1, 2009